SEGMENT REPORTING (Tables)	12 Months Ended
Sep. 30, 2024
Segment Reporting [Abstract]
SCHEDULE OF SUMMARY INFORMATION BY SEGMENT

The following tables present summary information by segment for the fiscal years ended September 30, 2024, 2023, and 2022, respectively:

	For the fiscal year ended September 30, 2024
	Cash rebate and payment solution services and media booking	Advertising Services	Revenue from software licensing	Production income	Marketing and promotional campaign service	Total

Revenue	$245,684	$1,941,508	$2,435,151	$854,328	$697,565	$6,174,236
Operating expenses	602,435	3,531,702	90,205,163	1,399,577	1,145,569	96,884,446
Loss from operations	(356,751)	(1,590,194)	(87,770,012)	(545,249)	(448,004)	(90,710,210)
Income tax expense (benefit)	74,017	(176,999)	(368,165)	(40,648)	(33,024)	(544,818)
Net loss	$(754,830)	$(4,583,024)	$(92,522,330)	$(1,896,994)	$(1,549,782)	$(101,306,959)
Capital expenditure	$12,333	$8,182	$8,185	$3,545	$3,206	$35,451
Total assets	$4,743,109	$23,002,380	$85,717,675	$4,069,187	$3,411,698	$120,944,049

	For the fiscal year ended September 30, 2023
	Cash rebate, payment solution, and media booking	Advertising services	Software licensing	Production services	Marketing and Promotional campaign services	Total
Revenue	$84,592	$5,307,280	$5,715,333	$362,040	$271,607	$11,740,852
Operating expenses	1,096,459	3,053,173	2,561,863	236,951	194,417	7,142,863
Income (loss) from operations	(1,011,867)	2,254,107	3,153,470	125,089	77,190	4,597,989
Income tax expenses	1,297,288	746,858	1,622	50,449	37,865	2,134,082
Net income (loss)	(2,322,180)	1,165,844	3,312,991	3,657	(12,076)	2,148,236
Capital expenditure	$12,545	$2,319	$17,679,247	$-	$-	$17,694,111
Total assets	$25,779,956	$35,073,400	$86,445,769	$2,860,610	$2,866,850	$153,026,585

	For the fiscal year ended September 30, 2022
	Cash rebate and payment solution	Advertising services	Total
Revenue	$20,137	$7,174,050	$7,194,187
Operating expenses	811,832	1,431,918	2,243,750
Income (loss) from operations	(791,695)	5,742,132	4,950,437
Income tax expenses	609,987	797,462	1,407,449
Net income	(1,401,319)	5,003,684	3,602,365
Capital expenditure	$737,508	$398,421	$1,135,929
Total assets	$12,168,625	$12,873,793	$25,042,418